                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9082
                                  ----------------------------------------------

                                  M FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               M Financial Plaza                                97209
1125 NW Couch Street, Suite 900 Portland, Oregon
--------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                     Daniel F. Byrne, President M Fund, Inc.
    M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

With a copy to:

     Frederick R. Bellamy, Esquire
     Sutherland, Asbill & Brennan LLP
     1275 Pennsylvania Avenue, N.W.
     Washington, D.C. 2004-2404

Registrant's telephone number, including area code: (503) 232-6960
                                                   -----------------------

Date of fiscal year end: 12/31/2004
                        ---------------------
Date of reporting period: 06/30/2004
                         --------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

        The semi-annual report for the period January 1, 2004 through June 30, 2004 is filed herewith.

                                  M FUND, INC.

                       Brandes International Equity Fund
                            Turner Core Growth Fund
                       Frontier Capital Appreciation Fund
                        Business Opportunity Value Fund

                               Semi-Annual Report
                                 June 30, 2004

                              [LOGO] M FUND, INC.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            FOREIGN COMMON STOCKS--98.6%
            AUSTRIA--1.1%
   149,000  Telekom Austria AG......................  $  2,277,319
                                                      ------------
            BELGIUM--2.0%
   135,500  Interbrew...............................     4,315,238
                                                      ------------
            BRAZIL--3.7%
   319,900  Centrais Eletricas Brasileiras SA--SP
              ADR...................................     1,593,294
   173,900  Petroleo Brasileiro SA--ADR.............     4,382,280
    18,533  Tele Centro Oeste Celular Participacoes
              SA--ADR...............................       169,948
     1,117  Tele Norte Leste Participacoes
              SA--ADR...............................        14,219
    55,600  Telecomunicacoes Brasileiras SA--ADR....     1,620,740
                                                      ------------
                                                         7,780,481
                                                      ------------
            CANADA--0.8%
   598,200  Bombardier, Inc.--Class B...............     1,794,198
                                                      ------------
            FRANCE--4.9%
   227,200  Alcatel SA*.............................     3,508,499
   111,100  France Telecom SA.......................     2,898,193
    54,200  Michelin (C.G.D.E.)--Class B............     3,000,040
    30,220  Nexans SA...............................     1,122,505
                                                      ------------
                                                        10,529,237
                                                      ------------
            GERMANY--12.1%
   161,840  Bayerische Hypo-und Vereinsbank AG*.....     2,881,556
    73,992  Commerzbank AG*.........................     1,304,810
    86,900  DaimlerChrysler AG......................     4,063,917
   242,900  Deutsche Telekom AG*....................     4,271,580
    42,400  E.ON AG.................................     3,062,065
    61,000  Heidelberger Druckmaschinen AG*.........     2,016,199
    28,900  Hypo Real Estate Holding*...............       848,572
    82,200  Schering AG.............................     4,848,195
    59,400  Volkswagen AG...........................     2,511,655
                                                      ------------
                                                        25,808,549
                                                      ------------
            ITALY--3.8%
 1,114,780  Banca Intesa SpA........................     4,358,008
 1,165,538  Telecom Italia SpA......................     3,626,696
                                                      ------------
                                                         7,984,704
                                                      ------------
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            JAPAN--19.1%
   176,200  Daiichi Pharmaceutical Co., Ltd.........  $  3,130,906
   754,000  Hitachi, Ltd............................     5,173,159
       361  Japan Tobacco, Inc......................     2,796,711
   131,000  Matsushita Electric Industrial Co.,
              Ltd...................................     1,853,819
       218  Millea Holdings, Inc....................     3,226,384
 1,130,000  Mitsubishi Heavy Industries, Ltd........     3,055,728
       398  Mitsubishi Tokyo Financial Group,
              Inc...................................     3,672,392
   284,000  Mitsui Sumitomo Insurance Co., Ltd......     2,659,419
   255,000  Nippon Oil Corp.........................     1,600,448
       458  Nippon Telegraph & Telephone Corp.......     2,439,375
    15,200  Nippon Telegraph & Telephone
              Corp.--ADR............................       407,968
    34,000  Ono Pharmaceutical Co., Ltd.............     1,593,459
   147,100  Sankyo Co., Ltd.........................     3,178,252
       541  Sumitomo Mitsui Financial Group, Inc....     3,696,949
    27,200  TDK Corp................................     2,057,519
                                                      ------------
                                                        40,542,488
                                                      ------------
            MEXICO--2.2%
    96,053  Cemex SA de CV--SP ADR Certificate of
              Participation.........................     2,795,142
    54,800  Telefonos de Mexico SA de CV--Class
              L--SP ADR.............................     1,823,196
                                                      ------------
                                                         4,618,338
                                                      ------------
            NETHERLANDS--11.4%
   125,914  ABN AMRO Holding NV.....................     2,757,132
   101,500  Akzo Nobel NV...........................     3,736,784
    95,500  Heineken NV.............................     3,141,389
   146,409  ING Groep NV CVA........................     3,459,101
   173,666  Koninklijke Ahold--Restricted*..........     1,364,169
   260,500  Koninklijke Ahold NV*...................     2,046,270
    72,300  Unilever NV CVA.........................     4,939,636
   149,468  Wolters Kluwer NV.......................     2,715,882
                                                      ------------
                                                        24,160,363
                                                      ------------
            NEW ZEALAND--1.2%
   680,035  Telecom Corp. of New Zealand, Ltd.......     2,528,318
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            PORTUGAL--1.5%
   287,208  Portugal Telecom SA.....................  $  3,102,515
                                                      ------------
            RUSSIA--1.5%
    30,900  LUKOIL--SP ADR..........................     3,250,680
                                                      ------------
            SINGAPORE--3.1%
   189,736  DBS Group Holdings, Ltd.................     1,587,288
   260,031  Jardine Matheson Holdings, Ltd..........     2,860,341
   293,000  Overseas Chinese Banking Corp...........     2,059,664
                                                      ------------
                                                         6,507,293
                                                      ------------
            SOUTH KOREA--2.5%
   350,100  Korea Electric Power Corp.--SP ADR......     3,206,916
   115,900  KT Corp.--SP ADR........................     2,090,836
                                                      ------------
                                                         5,297,752
                                                      ------------
            SPAIN--5.1%
   341,033  Banco Bilbao Vizcaya Argentaria SA......     4,560,291
    92,700  Repsol YPF SA...........................     2,032,105
   281,042  Telefonica SA...........................     4,158,544
       483  Telefonica SA--ADR......................        21,556
                                                      ------------
                                                        10,772,496
                                                      ------------
            SWITZERLAND--6.0%
    23,200  Nestle SA--Registered...................     6,190,126
     8,040  Swisscom AG.............................     2,659,019
    25,426  Zurich Financial Services AG*...........     4,016,609
                                                      ------------
                                                        12,865,754
                                                      ------------
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            UNITED KINGDOM--16.4%
   159,973  Abbey National Plc......................  $  1,488,338
   797,300  BAE Systems Plc.........................     3,168,745
   111,300  British American Tobacco Plc............     1,723,984
   275,800  British Energy Plc*.....................        69,992
 1,110,473  BT Group Plc............................     3,995,715
 1,597,255  Corus Group 144A*{.}....................     1,150,899
 1,931,900  Corus Group Plc*........................     1,392,027
 1,931,900  Corus Group Plc Deferred Shrs*=/=.......             0
   627,600  Friends Provident Plc...................     1,669,502
   245,000  GlaxoSmithKline Plc.....................     4,956,284
   654,354  Imperial Chemical Industries Plc........     2,734,070
 1,344,576  Invensys Plc*...........................       438,716
 2,534,081  Invensys Plc 144A*{.}...................       826,835
 1,344,576  Invensys Plc Deferred Shrs*=/=..........             0
   572,900  J Sainsbury Plc.........................     2,957,117
   797,438  Marks & Spencer Group Plc...............     5,243,609
   735,953  Morrison WM Supermarkets Plc............     3,091,689
                                                      ------------
                                                        34,907,522
                                                      ------------
            VENEZUELA--0.2%
    20,180  Compania Anonima Nacional Telefonos de
              Venezuela (CANTV)--ADR................       406,627
                                                      ------------
            TOTAL FOREIGN COMMON STOCKS (Cost
              $188,157,094).........................   209,449,872
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

   PAR                                                            VALUE
  AMOUNT                                    YIELD   MATURITY     (NOTE 1)
----------                                  -----  ----------  ------------
            SHORT-TERM INVESTMENTS--10.3%
$2,702,761  Bank of America+..............  1.100% 07/07/2004  $  2,702,761
   764,173  Bank of Montreal+.............  1.200% 07/23/2004       764,173
 1,158,326  Dreyfus Cash Management Plus
              Fund+.......................  1.176% 07/01/2004     1,158,326
 6,177,740  Merrill Lynch & Co.+..........  1.540% 07/01/2004     6,177,740
 1,040,399  Merrill Lynch Premier
              Institutional Fund+.........  1.168% 07/01/2004     1,040,399
 4,247,196  Merrimac Cash Fund--Premium
              Class+**....................  1.110% 07/01/2004     4,247,196
 5,847,045  Wells Fargo+..................  1.190% 07/19/2004     5,847,045
                                                               ------------
            TOTAL SHORT-TERM INVESTMENTS--(Cost
              $21,937,640)...................................    21,937,640
                                                               ------------
            TOTAL INVESTMENTS AT MARKET VALUE--108.9%
              (Cost $210,094,734)............................   231,387,512
            OTHER LIABILITIES IN EXCESS OF ASSETS--(8.9%)....   (18,945,742)
                                                               ------------
            NET ASSETS--100.0%...............................  $212,441,770
                                                               ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
SP ADR--Sponsored American Depository Receipt
*    Non-Income Producing Security
{.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+    Represents collateral received from securities lending transactions.
** Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the Accounting and Custody Agent for this fund.
=/=  Security had no market value at 6/30/04.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

   At June 30, 2004, industry sector diversification of the Brandes International Equity Fund's investments as a percentage of net assets was as follows:

                                                    PERCENTAGE
                                                      OF NET
                 INDUSTRY SECTOR                      ASSETS
                 ---------------                    ----------
Telephone Systems.................................      14.2%
Banking...........................................      12.4%
Beverages, Food & Tobacco.........................      10.9%
Pharmaceuticals...................................       8.3%
Insurance.........................................       7.1%
Oil & Gas.........................................       5.3%
Automotive........................................       4.5%
Food Retailers....................................       4.5%
Communications....................................       4.0%
Electric Utilities................................       3.7%
Chemicals.........................................       3.1%
Commercial Services...............................       3.0%
Retailers.........................................       2.5%
Communication Services............................       2.4%
Computers & Information...........................       2.4%
Aerospace & Defense...............................       2.3%
Financial Services................................       2.1%
Electronics.......................................       1.5%
Building Materials................................       1.3%
Media--Broadcasting & Publishing..................       1.3%
Metals............................................       1.2%
Banks and Credit Companies........................       0.6%
                                                     -------
                                                        98.6%
                                                     =======

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            COMMON STOCKS--99.1%
            ADVERTISING--0.9%
    12,730  OMNICOM Group, Inc......................  $    966,080
                                                      ------------
            AIRLINES--0.7%
    41,650  Southwest Airlines Co...................       698,470
                                                      ------------
            APPAREL RETAILERS--0.5%
    11,340  Chico's FAS, Inc.*......................       512,114
                                                      ------------
            AUTOMOTIVE--0.5%
    12,540  Autoliv, Inc............................       529,188
                                                      ------------
            BANKING--5.2%
    38,960  American Express Co.....................     2,001,765
    25,100  CIT Group, Inc..........................       961,079
    26,690  Wachovia Corp...........................     1,187,705
    21,915  Wells Fargo & Co........................     1,254,195
                                                      ------------
                                                         5,404,744
                                                      ------------
            BEVERAGES, FOOD & TOBACCO--3.8%
    46,810  Archer-Daniels-Midland Co...............       785,472
    38,650  Pepsico, Inc............................     2,082,462
    30,640  Sysco Corp..............................     1,099,057
                                                      ------------
                                                         3,966,991
                                                      ------------
            CHEMICALS--1.6%
    24,950  Ecolab, Inc.............................       790,915
    22,120  Monsanto Co.............................       851,620
                                                      ------------
                                                         1,642,535
                                                      ------------
            COAL--0.9%
    17,330  Peabody Energy Corp.....................       970,307
                                                      ------------
            COMMERCIAL SERVICES--2.0%
    44,340  Paychex, Inc............................     1,502,239
    17,170  Waste Management, Inc...................       526,260
                                                      ------------
                                                         2,028,499
                                                      ------------
            COMMUNICATIONS--2.1%
    32,440  Polycom, Inc.*..........................       726,980
    19,570  QUALCOMM, Inc...........................     1,428,219
                                                      ------------
                                                         2,155,199
                                                      ------------
            COMPUTER SOFTWARE--0.4%
    17,820  Red Hat, Inc.*..........................       409,325
                                                      ------------
            COMPUTER SOFTWARE & PROCESSING--5.6%
    21,140  Alliance Data Systems Corp.*............       893,165
    34,540  First Data Corp.........................     1,537,721
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            COMPUTER SOFTWARE &
            PROCESSING (CONTINUED)
    18,940  Fiserv, Inc.*...........................  $    736,577
    37,590  SAP AG--SP ADR..........................     1,571,638
    28,610  Yahoo!, Inc.*...........................     1,039,401
                                                      ------------
                                                         5,778,502
                                                      ------------
            COMPUTERS & INFORMATION--4.6%
    10,090  CDW Corp................................       643,338
   103,260  Cisco Systems, Inc.*....................     2,447,262
    46,340  Dell, Inc.*.............................     1,659,899
                                                      ------------
                                                         4,750,499
                                                      ------------
            COSMETICS & PERSONAL CARE--3.4%
    15,800  Avon Products, Inc......................       729,012
    13,760  Clorox Co. (The)........................       740,013
    37,340  Procter & Gamble Co.....................     2,032,790
                                                      ------------
                                                         3,501,815
                                                      ------------
            DIVERSIFIED MANUFACTURING
            OPERATIONS--0.8%
    16,100  Danaher Corp............................       834,785
                                                      ------------
            ELECTRIC UTILITIES--0.8%
    84,650  AES Corp.*..............................       840,574
                                                      ------------
            ELECTRICAL EQUIPMENT--3.9%
   125,490  General Electric Co.....................     4,065,876
                                                      ------------
            ELECTRONICS--7.3%
    26,120  Analog Devices, Inc.....................     1,229,730
    21,780  Broadcom Corp.--Class A*................     1,018,651
    99,510  Intel Corp..............................     2,746,476
    31,610  NVIDIA Corp.*...........................       648,005
    74,860  Sanmina-Sci Corp.*......................       681,226
    12,300  Silicon Laboratories, Inc.*.............       570,105
    19,830  Xilinx, Inc.............................       660,537
                                                      ------------
                                                         7,554,730
                                                      ------------
            ENTERTAINMENT & LEISURE--1.5%
    87,410  Time Warner, Inc.*......................     1,536,668
                                                      ------------
            FINANCIAL SERVICES--5.1%
    19,390  Goldman Sachs Group, Inc................     1,825,762
    33,640  Morgan Stanley..........................     1,775,183
    33,770  T. Rowe Price Group, Inc................     1,702,008
                                                      ------------
                                                         5,302,953
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            FOOD RETAILERS--1.6%
    16,750  Starbucks Corp.*........................  $    728,290
    10,100  Whole Foods Market, Inc.................       964,045
                                                      ------------
                                                         1,692,335
                                                      ------------
            FOREST PRODUCTS & PAPER--0.7%
    16,600  International Paper Co..................       742,020
                                                      ------------
            HEALTH CARE PROVIDERS--0.6%
    18,340  Caremark Rx, Inc.*......................       604,120
                                                      ------------
            HEAVY MACHINERY--3.7%
    78,610  Applied Materials, Inc.*................     1,542,328
    12,310  Caterpillar, Inc........................       977,906
    23,760  Smith International, Inc.*..............     1,324,858
                                                      ------------
                                                         3,845,092
                                                      ------------
            INDUSTRIAL--DIVERSIFIED--1.5%
    46,860  Tyco International, Ltd.................     1,552,940
                                                      ------------
            INSURANCE--7.3%
    34,470  Allstate Corp...........................     1,604,578
    42,870  American International Group, Inc.......     3,055,774
    11,770  Anthem, Inc.*...........................     1,054,121
    38,170  Genworth Financial, Inc.--Class A*......       876,001
    12,340  MGIC Investment Corp....................       936,112
                                                      ------------
                                                         7,526,586
                                                      ------------
            LODGING--0.5%
    11,710  Starwood Hotels & Resorts Worldwide,
              Inc...................................       525,193
                                                      ------------
            MEDIA--1.1%
    33,310  News Corp., Ltd.--SP ADR................     1,179,840
                                                      ------------
            MEDICAL SUPPLIES--2.9%
    20,270  Boston Scientific Corp.*................       867,556
    10,510  Fisher Scientific International,
              Inc.*.................................       606,952
    12,230  St. Jude Medical, Inc.*.................       925,200
     7,010  Zimmer Holdings, Inc.*..................       618,282
                                                      ------------
                                                         3,017,990
                                                      ------------
            METALS--1.3%
    40,320  Alcoa, Inc..............................     1,331,770
                                                      ------------
            OIL & GAS--6.2%
    24,430  Apache Corp.............................     1,063,927
    16,580  ConocoPhillips..........................     1,264,888
    15,120  Kinder Morgan, Inc......................       896,465
    26,890  Pioneer Natural Resources Co............       943,301
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            OIL & GAS (CONTINUED)
    27,140  Western Gas Resources, Inc..............  $    881,507
    45,130  XTO Energy, Inc.........................     1,344,423
                                                      ------------
                                                         6,394,511
                                                      ------------
            PHARMACEUTICALS--8.8%
    12,470  Amgen, Inc.*............................       680,488
    18,770  Biogen Idec, Inc.*......................     1,187,203
     4,980  Forest Laboratories, Inc.*..............       282,017
    15,480  Genentech, Inc.*........................       869,976
    12,670  Gilead Sciences, Inc.*..................       848,890
     7,390  Invitrogen Corp.*.......................       532,006
    20,590  McKesson Corp...........................       706,855
   115,210  Pfizer, Inc.............................     3,949,399
                                                      ------------
                                                         9,056,834
                                                      ------------
            RESTAURANTS AND LODGING--0.7%
    15,350  Marriott International, Inc.--Class A...       765,658
                                                      ------------
            RETAILERS--2.5%
    17,150  Best Buy Co., Inc.......................       870,191
    10,100  eBay, Inc.*.............................       928,695
    22,350  Walgreen Co.............................       809,294
                                                      ------------
                                                         2,608,180
                                                      ------------
            SEMICONDUCTORS--1.0%
    38,350  Lam Research Corp.*.....................     1,027,780
                                                      ------------
            TELEPHONE SYSTEMS--3.4%
    34,490  America Movil SA de CV--Class L--ADR....     1,254,401
     9,210  AO VimpelCom--SP ADR*...................       888,305
    61,240  Vodafone Group Plc--SP ADR..............     1,353,404
                                                      ------------
                                                         3,496,110
                                                      ------------
            TEXTILES, CLOTHING & FABRICS--1.6%
    13,340  Coach, Inc.*............................       602,835
    13,520  Nike, Inc.--Class B.....................     1,024,140
                                                      ------------
                                                         1,626,975
                                                      ------------
            TRANSPORTATION--1.4%
    19,120  United Parcel Service, Inc.--Class B....     1,437,250
                                                      ------------
            WATER COMPANIES--0.7%
    34,912  Aqua America, Inc.......................       699,986
                                                      ------------
            TOTAL COMMON STOCKS (Cost
              $93,078,794)..........................   102,581,024
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

                                                 EXPIRATION     VALUE
  SHARES                                            DATE       (NOTE 1)
----------                                       ----------  ------------
            WARRANTS--0.0%
       240  MicroStrategy, Inc.*(Cost $0)......  06/24/2007  $         24
                                                             ------------

   PAR
  AMOUNT                                    YIELD    MATURITY
----------                                  ------  ----------
            SHORT-TERM INVESTMENTS--14.4%
$1,843,535  Bank of America+..............  1.100%  07/07/2004     1,843,535
   521,237  Bank of Montreal+.............  1.200%  07/23/2004       521,237
   790,087  Dreyfus Cash Management Plus
              Fund+.......................  1.176%  07/01/2004       790,087
 4,213,796  Merrill Lynch & Co.+..........  1.540%  07/01/2004     4,213,796
   709,650  Merrill Lynch Premier
              Institutional Fund+.........  1.168%  07/01/2004       709,650
 2,896,984  Merrimac Cash Fund--Premium
              Class+**....................  1.110%  07/01/2004     2,896,984
 3,988,231  Wells Fargo+..................  1.190%  07/19/2004     3,988,231
                                                                ------------
                                                                  14,963,520
                                                                ------------
            TOTAL SHORT-TERM INVESTMENTS--(Cost
              $14,963,520)....................................    14,963,520
                                                                ------------
            TOTAL INVESTMENTS AT MARKET VALUE--113.5%
              (Cost $108,042,314).............................   117,544,568
            OTHER LIABILITIES IN EXCESS OF ASSETS--(13.5%)....   (13,989,041)
                                                                ------------
            NET ASSETS--100.0%................................  $103,555,527
                                                                ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
SP ADR--Sponsored American Depository Receipt
*    Non-Income Producing Security
** Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the Accounting and Custody Agent for this fund.
+    Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                      VALUE
SHARES                                               (NOTE 1)
-------                                            ------------
         COMMON STOCKS--98.4%
         AEROSPACE & DEFENSE--1.5%
 34,950  Goodrich Corp...........................  $  1,129,933
 51,890  Orbital Sciences Corp.*.................       716,601
                                                   ------------
                                                      1,846,534
                                                   ------------
         AUTOMOTIVE--2.2%
 34,700  Autoliv, Inc............................     1,464,340
 31,500  CarMax, Inc.*...........................       688,905
 64,600  Goodyear Tire & Rubber Co. (The)*.......       587,214
                                                   ------------
                                                      2,740,459
                                                   ------------
         BANKING--0.5%
 15,100  Bank of Hawaii Corp.....................       682,822
                                                   ------------
         CHEMICALS--1.2%
 32,020  Agrium, Inc.............................       465,891
 10,000  FMC Corp.*..............................       431,100
 41,000  IMC Global, Inc.........................       549,400
                                                   ------------
                                                      1,446,391
                                                   ------------
         COAL--0.8%
 34,500  Massey Energy Co........................       973,245
                                                   ------------
         COMMERCIAL SERVICES--12.9%
 31,400  Aramark Corp.--Class B..................       903,064
  1,900  CDI Corp................................        65,740
 37,900  Core Laboratories N.V.*.................       871,700
 39,220  EGL, Inc.*..............................     1,043,252
 48,740  Fluor Corp..............................     2,323,436
 95,000  iPass, Inc.*............................     1,006,050
 22,640  Jacobs Engineering Group, Inc.*.........       891,563
155,800  Lo-Jack Corp.*..........................     1,369,482
 52,800  Omnicell, Inc.*.........................       771,408
 23,200  Portfolio Recovery Associates, Inc.*....       639,624
 56,700  Regeneration Technologies, Inc.*........       608,391
 35,400  Republic Services, Inc..................     1,024,476
 51,540  Ritchie Bros. Auctioneers, Inc..........     1,500,329
109,000  Sotheby's Holdings, Inc.--Class A*......     1,739,640
  9,500  TNS, Inc.*..............................       207,100
 85,620  Wind River Systems, Inc.*...............     1,006,891
                                                   ------------
                                                     15,972,146
                                                   ------------
         COMMUNICATIONS--2.7%
 16,500  Andrew Corp.*...........................       330,165
 79,720  Arris Group, Inc.*......................       473,537
 19,400  Concord Communications, Inc.*...........       221,354
 43,000  Harmonic, Inc.*.........................       366,360
  8,180  Harris Corp.............................       415,135
 24,700  Polycom, Inc.*..........................       553,527
 43,110  Powerwave Technologies, Inc.*...........       331,947
                                                      VALUE
SHARES                                               (NOTE 1)
-------                                            ------------
         COMMUNICATIONS (CONTINUED)
114,820  Sonus Networks, Inc.*...................  $    548,840
 64,700  Terayon Corp.*..........................       151,398
                                                   ------------
                                                      3,392,263
                                                   ------------
         COMPUTER SOFTWARE & PROCESSING--7.1%
 52,100  Ansoft Corp.*...........................       795,046
 87,700  BEA Systems, Inc.*......................       720,894
 26,200  BISYS Group, Inc. (The)*................       368,372
 26,600  Ceridian Corp.*.........................       598,500
 27,060  CheckFree Corp.*........................       811,800
 72,300  Eclipsys Corp.*.........................     1,103,298
 17,700  Electronics for Imaging, Inc.*..........       500,202
 63,530  Informatica Corp.*......................       484,734
 21,320  Network Associates, Inc.*...............       386,532
 12,400  PEC Solutions, Inc.*....................       147,932
 34,170  Perot Systems Corp.--Class A*...........       453,436
 36,400  SafeNet, Inc.*..........................     1,007,552
 16,600  Synopsys, Inc.*.........................       471,938
169,600  Vastera, Inc.*..........................       508,800
 21,700  WebEx Communications, Inc.*.............       472,192
                                                   ------------
                                                      8,831,228
                                                   ------------
         COMPUTERS & INFORMATION--2.1%
 15,150  Diebold, Inc............................       800,980
 64,700  Komag, Inc.*............................       903,859
 73,800  Maxtor Corp.*...........................       489,294
 49,500  Western Digital Corp.*..................       428,670
                                                   ------------
                                                      2,622,803
                                                   ------------
         CONTAINERS & PACKAGING--1.9%
174,900  Crown Holdings, Inc.*...................     1,743,753
 27,200  Pactiv Corp.*...........................       678,368
                                                   ------------
                                                      2,422,121
                                                   ------------
         ELECTRIC UTILITIES--0.6%
 61,800  Citizens Communications Co.*............       747,780
                                                   ------------
         ELECTRICAL EQUIPMENT--3.9%
120,980  Artesyn Technologies, Inc.*.............     1,088,820
 32,470  C&D Technologies, Inc...................       578,940
181,400  GrafTech International, Ltd.*...........     1,897,444
 56,840  Quantum Fuel Systems Technologies
           Worldwide, Inc.*......................       345,587
 60,400  SBS Technologies, Inc.*.................       970,628
                                                   ------------
                                                      4,881,419
                                                   ------------
         ELECTRONICS--13.7%
 17,900  Actel Corp.*............................       331,150
135,140  Agere Systems, Inc.--Class A*...........       310,822
 23,190  Anaren, Inc.*...........................       378,925

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

                                                      VALUE
SHARES                                               (NOTE 1)
-------                                            ------------
         ELECTRONICS (CONTINUED)
 28,100  ATMI, Inc.*.............................  $    767,411
108,330  ChipPAC, Inc.--Class A*.................       679,229
 20,300  Cree, Inc.*.............................       472,584
 27,050  Cypress Semiconductor Corp.*............       383,840
 33,260  Genesis Microchip, Inc.*................       457,990
 27,800  Harman International Industries, Inc....     2,529,800
 28,000  Hutchinson Technology, Inc.*............       688,520
 13,000  Integrated Circuit Systems, Inc.*.......       353,080
 29,600  Integrated Device Technology, Inc.*.....       409,664
 23,700  Intersil Corp.--Class A.................       513,342
 45,690  LSI Logic Corp.*........................       348,158
 36,360  Mercury Computer Systems, Inc.*.........       901,728
 73,100  Microsemi Corp.*........................     1,038,751
 59,540  National Semiconductor Corp.*...........     1,309,285
 15,300  Power Integrations, Inc.*...............       380,970
 43,800  RF Micro Devices, Inc.*.................       328,500
 77,600  Sanmina-Sci Corp.*......................       706,160
 21,200  Semtech Corp.*..........................       499,048
 48,770  Skyworks Solutions, Inc.*...............       425,762
 30,100  Teradyne, Inc.*.........................       683,270
183,500  Transmeta Corp.*........................       401,865
 44,685  Trimble Navigation, Ltd.*...............     1,241,796
 22,385  Zoran Corp.*............................       410,765
                                                   ------------
                                                     16,952,415
                                                   ------------
         ENTERTAINMENT--0.3%
 55,000  TiVo, Inc.*.............................       389,950
                                                   ------------
         ENTERTAINMENT & LEISURE--2.4%
126,400  ebookers Plc--SP ADR*...................     1,251,360
 59,500  Hasbro, Inc.............................     1,130,500
 16,400  NetFlix, Inc.*..........................       589,580
                                                   ------------
                                                      2,971,440
                                                   ------------
         ENVIRONMENTAL--0.7%
 71,800  Bennett Environmental, Inc.*............       900,372
                                                   ------------
         FINANCIAL SERVICES--1.9%
 40,700  Ameritrade Holding Corp.*...............       461,945
 75,570  E*Trade Financial Corp.*................       842,606
 45,500  Waddell & Reed Financial, Inc.--Class
           A.....................................     1,006,005
                                                   ------------
                                                      2,310,556
                                                   ------------
         FOREST PRODUCTS & PAPER--2.4%
 56,070  Packaging Corp. of America..............     1,340,073
                                                      VALUE
SHARES                                               (NOTE 1)
-------                                            ------------
         FOREST PRODUCTS & PAPER (CONTINUED)
 15,500  Pope & Talbot, Inc......................  $    306,435
 67,220  Smurfit-Stone Container Corp............     1,341,039
                                                   ------------
                                                      2,987,547
                                                   ------------
         HEALTH CARE PROVIDERS--2.1%
 34,900  Cross Country Healthcare, Inc.*.........       633,435
 11,170  Express Scripts, Inc.*..................       884,999
 26,100  Matria Healthcare, Inc.*................       654,327
 53,700  Orthodontic Centers of America, Inc.*...       439,803
                                                   ------------
                                                      2,612,564
                                                   ------------
         HEAVY MACHINERY--4.4%
 63,960  Chicago Bridge & Iron Co., NV...........     1,781,286
 44,400  Kaydon Corp.............................     1,373,292
 29,600  National-Oilwell, Inc.*.................       932,104
 29,400  Pall Corp...............................       769,986
 24,930  Timken Co...............................       660,396
                                                   ------------
                                                      5,517,064
                                                   ------------
         HOME CONSTRUCTION, FURNISHINGS &
         APPLIANCES--0.5%
 21,900  Digital Theater Systems, Inc.*..........       572,685
                                                   ------------
         INSURANCE--1.6%
 37,800  Assured Guaranty, Ltd.*.................       640,710
 23,500  HCC Insurance Holdings, Inc.............       785,135
 11,500  PMI Group, Inc. (The)...................       500,480
                                                   ------------
                                                      1,926,325
                                                   ------------
         MEDIA--0.3%
 11,000  Entercom Communications Corp.*..........       410,300
                                                   ------------
         MEDIA--BROADCASTING & PUBLISHING--1.3%
 78,800  Emmis Communications Corp.--Class A*....     1,653,224
                                                   ------------
         MEDICAL AND HEALTH PRODUCTS--0.6%
 20,400  Biolase Technology, Inc.*...............       274,584
 79,600  Osteotech, Inc.*........................       516,604
                                                   ------------
                                                        791,188
                                                   ------------
         MEDICAL AND HEALTH TECH SERVICES--0.3%
  8,000  ICON Plc--ADR*..........................       351,920
                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

                                                      VALUE
SHARES                                               (NOTE 1)
-------                                            ------------
         MEDICAL SUPPLIES--3.9%
 18,600  ArthoCare Corp.*........................  $    540,888
103,200  Endocardial Solutions, Inc.*............     1,068,120
 60,750  Hanger Orthopedic Group, Inc.*..........       711,990
  9,500  Intermagnetics General Corp.*...........       323,285
  8,260  Millipore Corp.*........................       465,616
 18,430  PerkinElmer, Inc........................       369,337
 32,580  STERIS Corp.*...........................       735,005
 12,600  Waters Corp.*...........................       602,028
                                                   ------------
                                                      4,816,269
                                                   ------------
         MEDICAL & BIO-TECHNOLOGY--0.6%
 54,400  Exact Sciences Corp.*...................       334,560
 14,000  Pharmaceutical Product Development,
           Inc.*.................................       444,780
                                                   ------------
                                                        779,340
                                                   ------------
         METALS--3.2%
 77,480  Allegheny Technologies, Inc.............     1,398,514
 52,600  Couer D'alene Mines Corp.*..............       214,608
 20,100  Maverick Tube Corp.*....................       527,826
 37,800  Northwest Pipe Co.*.....................       667,170
 11,500  Reliance Steel & Aluminum Co............       463,680
 26,000  RTI International Metals, Inc.*.........       414,700
 11,900  Watts Water Technologies, Inc.--Class
           A.....................................       320,705
                                                   ------------
                                                      4,007,203
                                                   ------------
         MINING--0.6%
 22,500  Freeport-McMoran Copper & Gold,
           Inc.--Class B.........................       745,875
                                                   ------------
         OIL & GAS--7.1%
 19,700  Ashland, Inc............................     1,040,357
 16,149  Devon Energy Corp.......................     1,065,834
 22,111  ENSCO International, Inc................       643,430
 10,200  GlobalSantaFe Corp......................       270,300
 18,680  Noble Corp.*............................       707,785
 11,300  Pioneer Natural Resources Co............       396,404
 26,540  Premcor, Inc.*..........................       995,250
 11,330  Remington Oil & Gas Corp.*..............       267,388
 71,220  Talisman Energy, Inc....................     1,548,323
 21,600  Transocean, Inc.*.......................       625,104
 17,580  Western Gas Resources, Inc..............       570,998
 43,540  Willbros Group, Inc.*...................       656,148
                                                   ------------
                                                      8,787,321
                                                   ------------
                                                      VALUE
SHARES                                               (NOTE 1)
-------                                            ------------
         PHARMACEUTICALS--2.0%
 37,580  Cambrex Corp............................  $    948,143
 18,000  InterMune, Inc.*........................       277,560
 21,400  IVAX Corp.*.............................       513,386
 36,680  Parexel International Corp.*............       726,264
                                                   ------------
                                                      2,465,353
                                                   ------------
         RESTAURANTS--0.5%
 19,700  Triarc Cos.--Class A....................       203,501
 39,400  Triarc Cos.--Class B....................       400,698
                                                   ------------
                                                        604,199
                                                   ------------
         RETAILERS--2.7%
 37,300  Circuit City Stores, Inc................       483,035
 65,540  Dollar Tree Stores, Inc.*...............     1,797,762
 38,370  Insight Enterprises, Inc.*..............       681,451
 30,000  ValueVision Media, Inc.--Class A*.......       390,600
                                                   ------------
                                                      3,352,848
                                                   ------------
         SEMICONDUCTORS--0.3%
 12,600  Lam Research Corp.*.....................       337,680
                                                   ------------
         STORES--0.1%
 19,700  Tweeter Home Entertainment Group,
           Inc.*.................................       106,380
                                                   ------------
         TELEPHONE SYSTEMS--0.5%
128,100  LCC International, Inc.--Class A*.......       627,690
                                                   ------------
         TEXTILES, CLOTHING & FABRICS--2.5%
 34,393  Albany International Corp.--Class A.....     1,154,229
 66,310  Delta & Pine Land Co....................     1,455,505
148,670  Unifi, Inc.*............................       435,603
                                                   ------------
                                                      3,045,337
                                                   ------------
         TRANSPORTATION--4.5%
 35,900  Kansas City Southern*...................       556,450
 32,500  Kirby Corp.*............................     1,264,250
 26,100  Landstar System, Inc.*..................     1,379,907
 10,800  Sabre Holdings Corp.....................       299,268
 40,560  Swift Transportation Co., Inc.*.........       728,052
 72,630  Wabtec Corp.............................     1,310,245
                                                   ------------
                                                      5,538,172
                                                   ------------
         TOTAL COMMON STOCKS
           (Cost $94,394,685)....................   122,120,428
                                                   ------------

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

                                                      EXPIRATION     VALUE
  SHARES                                                 DATE       (NOTE 1)
----------                                            ----------  ------------
            RIGHTS--0.0%
            Veritas Software Corp., Rights (Cost
     9,800    $0)...................................     N/A      $          0
                                                                  ------------

   PAR
  AMOUNT                                              YIELD    MATURITY
----------                                            ------  ----------
            SHORT-TERM INVESTMENTS--16.1%
$2,453,703  Bank of America+........................  1.100%  07/07/2004    2,453,703
   693,755  Bank of Montreal+.......................  1.200%  07/23/2004      693,755
 1,051,587  Dreyfus Cash Management Plus Fund+......  1.176%  07/01/2004    1,051,587
 5,608,465  Merrill Lynch & Co.+....................  1.540%  07/01/2004    5,608,465
            Merrill Lynch Premier Institutional
   944,527    Fund+.................................  1.168%  07/01/2004      944,527
 3,855,820  Merrimac Cash Fund--Premium Class+**....  1.110%  07/01/2004    3,855,820
 5,308,244  Wells Fargo+............................  1.190%  07/19/2004    5,308,244
                                                                          -----------
            TOTAL SHORT-TERM INVESTMENTS--(Cost $19,916,101)............   19,916,101
                                                                          -----------
            TOTAL INVESTMENTS AT MARKET VALUE--114.5%
              (Cost $114,310,786).......................................  142,036,529
            OTHER LIABILITIES IN EXCESS OF ASSETS--(14.5%)..............  (17,998,722)
                                                                          -----------
            NET ASSETS--100.0%..........................................  $124,037,807
                                                                          ===========

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
SP ADR--Sponsored American Depository Receipt
*    Non-Income Producing Security
** Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the Accounting and Custody Agent for this fund.
+    Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

BUSINESS OPPORTUNITY VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                     VALUE
SHARES                                             (NOTE 1)
------                                            -----------
        COMMON STOCKS--95.5%
        ADVERTISING--1.2%
5,700   WPP Group Plc--SP ADR...................  $   292,011
                                                  -----------
        AEROSPACE & DEFENSE--2.1%
5,600   United Technologies Corp................      512,288
                                                  -----------
        BANKING--11.4%
9,095   Bank of America Corp....................      769,619
5,100   Charter One Financial, Inc..............      225,369
33,400  MBNA Corp...............................      861,386
22,300  U.S. Bancorp............................      614,588
5,000   Wells Fargo & Co........................      286,150
                                                  -----------
                                                    2,757,112
                                                  -----------
        BEVERAGES, FOOD & TOBACCO--1.6%
6,900   Diageo Plc--SP ADR......................      377,775
                                                  -----------
        BUILDING MATERIALS--1.8%
12,300  Home Depot, Inc.........................      432,960
                                                  -----------
        CHEMICALS--5.5%
13,000  Akzo Nobel NV--SP ADR...................      484,250
7,200   Dow Chemical Co. (The)..................      293,040
9,400   Monsanto Co.............................      361,900
4,500   Praxair, Inc............................      179,595
                                                  -----------
                                                    1,318,785
                                                  -----------
        COMMERCIAL SERVICES--0.8%
4,100   H&R Block, Inc..........................      195,488
                                                  -----------
        COMPUTER SOFTWARE & PROCESSING--4.5%
12,813  First Data Corp.........................      570,435
17,700  Microsoft Corp..........................      505,512
                                                  -----------
                                                    1,075,947
                                                  -----------
        COMPUTERS & INFORMATION--3.1%
19,300  Hewlett-Packard Co......................      407,230
3,900   International Business Machines Corp....      343,785
                                                  -----------
                                                      751,015
                                                  -----------
        ENTERTAINMENT--1.7%
15,300  Fox Entertainment Group, Inc.--Class
          A*....................................      408,510
                                                  -----------
        FINANCIAL SERVICES--11.1%
11,200  Citigroup, Inc..........................      520,800
5,300   Fannie Mae..............................      378,208
                                                    VALUE
SHARES                                             (NOTE 1)
------                                            -----------
        FINANCIAL SERVICES (CONTINUED)
6,200   Freddie Mac.............................  $   392,460
14,700  JP Morgan Chase & Co....................      569,919
4,800   Merrill Lynch & Co., Inc................      259,104
14,000  SLM Corp................................      566,300
                                                  -----------
                                                    2,686,791
                                                  -----------
        FOREST PRODUCTS & PAPER--1.4%
5,200   Kimberly Clark Corp.....................      342,576
                                                  -----------
        HEALTH CARE PROVIDERS--3.6%
10,800  Caremark Rx, Inc.*......................      355,752
12,200  HCA, Inc................................      507,398
                                                  -----------
                                                      863,150
                                                  -----------
        HEAVY MACHINERY--1.2%
4,100   Deere & Co..............................      287,574
                                                  -----------
        INDUSTRIAL--DIVERSIFIED--3.2%
23,200  Tyco International, Ltd.................      768,848
                                                  -----------
        INSURANCE--5.5%
9,800   ACE, Ltd................................      414,344
10,700  Allstate Corp...........................      498,085
5,300   MGIC Investment Corp....................      402,058
                                                  -----------
                                                    1,314,487
                                                  -----------
        MEDIA--2.9%
24,800  Vivendi Universal SA--SP ADR*...........      691,920
                                                  -----------
        MEDICAL--HMO--4.9%
8,500   Anthem, Inc.*...........................      761,260
6,800   UnitedHealth Group, Inc.................      423,300
                                                  -----------
                                                    1,184,560
                                                  -----------
        MEDICAL SUPPLIES--4.3%
9,400   Becton, Dickinson & Co..................      486,920
9,900   Guidant Corp............................      553,212
                                                  -----------
                                                    1,040,132
                                                  -----------
        OFFICE SUPPLIES & EQUIPMENT--1.8%
30,200  Xerox Corp.*............................      437,900
                                                  -----------
        OIL & GAS--6.2%
4,100   Anadarko Petroleum Corp.................      240,260
10,500  Burlington Resources, Inc...............      379,890
6,400   ChevronTexaco Corp......................      602,304
9,100   Transocean, Inc.*.......................      263,354
                                                  -----------
                                                    1,485,808
                                                  -----------

   The accompanying notes are an integral part of these financial statements.

BUSINESS OPPORTUNITY VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2004

                                                    VALUE
SHARES                                             (NOTE 1)
------                                            -----------
        PHARMACEUTICALS--7.3%
9,100   Amgen, Inc.*............................  $   496,587
6,785   Biogen Idec, Inc.*......................      429,151
9,400   Genzyme Corp.*..........................      444,902
11,400  Pfizer, Inc.............................      390,792
                                                  -----------
                                                    1,761,432
                                                  -----------
        RESTAURANTS--3.6%
19,000  McDonald's Corp.........................      494,000
10,100  Yum! Brands, Inc.*......................      375,922
                                                  -----------
                                                      869,922
                                                  -----------
        RETAILERS--1.0%
4,900   Federated Department Stores.............      240,590
                                                  -----------
        STORES--1.4%
8,700   J.C. Penney Co., Inc. (Holding Co.).....      328,512
                                                  -----------
        TELEPHONE SYSTEMS--1.4%
18,750  Sprint Corp.--FON Group.................      330,000
                                                  -----------
                                                    VALUE
SHARES                                             (NOTE 1)
------                                            -----------
        TRANSPORTATION--1.0%
5,500   Canadian National Railway Co............  $   239,745
                                                  -----------
        TOTAL INVESTMENTS AT MARKET VALUE--95.5%
          (Cost $19,912,826)....................   22,995,838
        OTHER ASSETS IN EXCESS OF
          LIABILITIES--4.5%.....................    1,086,758
                                                  -----------
        NET ASSETS--100.0%......................  $24,082,596
                                                  ===========

NOTES TO THE PORTFOLIO OF INVESTMENTS:

SP ADR--Sponsored American Depository Receipt
*    Non-Income Producing Security
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2004

                                   BRANDES                   FRONTIER CAPITAL    BUSINESS
                                INTERNATIONAL  TURNER CORE     APPRECIATION    OPPORTUNITY
                                 EQUITY FUND   GROWTH FUND         FUND         VALUE FUND
                                -------------  ------------  ----------------  ------------
ASSETS:
  Investments, at value (Note
    1)*/**--see accompanying
    Portfolio of
    Investments...............  $231,387,512   $117,544,568    $142,036,529    $22,995,838
  Cash........................     2,471,788       982,484        1,928,781      1,035,064
  Receivable from:
    Securities sold...........            --     1,289,013          671,863             --
    Capital stock
      subscriptions...........       166,814        55,957          108,140         46,750
    Dividends and interest....       745,121        86,966           57,736         33,056
  Prepaid expenses............        13,436         6,919           10,072          1,246
                                ------------   ------------    ------------    -----------
        Total assets..........   234,784,671   119,965,907      144,813,121     24,111,954
                                ------------   ------------    ------------    -----------
LIABILITIES:
  Payable for:
    Securities purchased......            --     1,294,260          519,818             --
    Capital stock
      redemptions.............        11,235        12,828            5,776            146
    Investment Adviser, net
      (Note 2)................       347,800       111,641          298,881          7,889
    Collateral for securities
      loaned (Note 1).........    21,937,640    14,963,520       19,916,101             --
    Accrued expenses and other
      liabilities.............        46,226        28,131           34,738         21,323
                                ------------   ------------    ------------    -----------
        Total liabilities.....    22,342,901    16,410,380       20,775,314         29,358
                                ------------   ------------    ------------    -----------
NET ASSETS....................  $212,441,770   $103,555,527    $124,037,807    $24,082,596
                                ============   ============    ============    ===========
NET ASSETS CONSIST OF:
  Paid-in capital.............  $181,379,220   $114,510,977    $106,056,187    $21,176,718
  Undistributed net investment
    income (distributions in
    excess of net investment
    income)...................     2,104,923       149,746         (449,777)        68,200
  Accumulated net realized
    gain (loss) on
    investments, foreign
    currency transactions and
    net other assets..........     7,663,753   (20,607,450)      (9,294,346)      (245,334)
  Net unrealized appreciation
    on investments, foreign
    currency and net other
    assets....................    21,293,874     9,502,254       27,725,743      3,083,012
                                ------------   ------------    ------------    -----------
NET ASSETS....................  $212,441,770   $103,555,527    $124,037,807    $24,082,596
                                ============   ============    ============    ===========
SHARES OUTSTANDING............    13,475,553     7,617,841        6,137,147      2,218,806
                                ============   ============    ============    ===========
Net asset value, offering
  price and redemption price
  per share...................  $      15.76   $     13.59     $      20.21    $     10.85
                                ============   ============    ============    ===========

 * Cost of investments........  $210,094,734   $108,042,314    $114,310,786    $19,912,826
** Includes securities on loan
   with market values of......  $ 20,558,968   $14,344,854     $ 18,775,196    $        --

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2004

                                   BRANDES                  FRONTIER CAPITAL   BUSINESS
                                INTERNATIONAL  TURNER CORE    APPRECIATION    OPPORTUNITY
                                 EQUITY FUND   GROWTH FUND        FUND        VALUE FUND
                                -------------  -----------  ----------------  -----------
INVESTMENT INCOME:
  Interest*...................   $    49,439   $   14,435     $    44,738     $    1,954
  Dividends**.................     2,975,110      468,297         278,124        165,631
                                 -----------   -----------    -----------     ----------
        Total investment
          income..............     3,024,549      482,732         322,862        167,585
                                 -----------   -----------    -----------     ----------
EXPENSES:
  Investment Advisory fee
    (Note 2)..................       692,363      223,094         633,056         71,778
  Custody, fund accounting,
    transfer agent and
    administration fees.......       167,039       70,523          90,852         55,294
  Professional fees...........        23,043       16,880          18,630         13,539
  Shareholder reporting.......        11,232        8,207          10,662          7,992
  Directors' fees and
    expenses..................         8,641        4,485           6,494            903
  Other.......................        16,538        9,368          12,945            585
                                 -----------   -----------    -----------     ----------
        Total expenses........       918,856      332,557         772,639        150,091
                                 -----------   -----------    -----------     ----------
  Less: Expenses reimbursable
    by the Adviser (Note 2)...            --           --              --        (50,706)
                                 -----------   -----------    -----------     ----------
  Net operating expenses......       918,856      332,557         772,639         99,385
                                 -----------   -----------    -----------     ----------
NET INVESTMENT INCOME
  (LOSS)......................     2,105,693      150,175        (449,777)        68,200
                                 -----------   -----------    -----------     ----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Net realized gain (loss) on:
    Investment transactions...     8,283,701    7,701,603       8,354,315      1,407,061
    Foreign currency
      transactions............        64,210           --              --             --
                                 -----------   -----------    -----------     ----------
        Net realized gain.....     8,347,911    7,701,603       8,354,315      1,407,061
                                 -----------   -----------    -----------     ----------
  Net change in unrealized
    appreciation
    (depreciation) on:
    Investments...............     5,605,688   (4,695,490)     (7,208,559)         4,133
    Foreign currency and net
      other assets............        (5,364)          --              --             --
                                 -----------   -----------    -----------     ----------
        Net change in
          unrealized
          appreciation
          (depreciation)......     5,600,324   (4,695,490)     (7,208,559)         4,133
                                 -----------   -----------    -----------     ----------
NET REALIZED AND UNREALIZED
  GAIN........................    13,948,235    3,006,113       1,145,756      1,411,194
                                 -----------   -----------    -----------     ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...   $16,053,928   $3,156,288     $   695,979     $1,479,394
                                 ===========   ===========    ===========     ==========

 * Net of securities lending
   of:........................   $    52,350   $    4,156     $    16,262     $       --

** Net of foreign taxes
   withheld of:...............   $   461,268   $    2,617     $     3,562     $    2,491

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                     BRANDES INTERNATIONAL                 TURNER CORE
                                          EQUITY FUND                      GROWTH FUND
                                -------------------------------  -------------------------------
                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                 JUNE 30, 2004    DECEMBER 31,    JUNE 30, 2004    DECEMBER 31,
                                  (UNAUDITED)         2003         (UNAUDITED)         2003
                                ----------------  -------------  ----------------  -------------
INCREASE (DECREASE) IN NET
  ASSETS FROM:
OPERATIONS:
  Net investment income.......    $  2,105,693    $  1,567,324     $    150,175    $    183,239
  Net realized gain on
    investments and foreign
    currency transactions.....       8,347,911         314,644        7,701,603       6,963,732
  Net change in unrealized
    appreciation
    (depreciation) on
    investments, foreign
    currency and other
    assets....................       5,600,324      53,979,331       (4,695,490)     14,402,857
                                  ------------    ------------     ------------    ------------
        Net increase in net
          assets resulting
          from operations.....      16,053,928      55,861,299        3,156,288      21,549,828
                                  ------------    ------------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income....................         (32,324)     (1,681,724)          (4,566)       (185,945)
                                  ------------    ------------     ------------    ------------
        Total distributions to
          shareholders........         (32,324)     (1,681,724)          (4,566)       (185,945)
                                  ------------    ------------     ------------    ------------
FUND SHARE TRANSACTIONS (NOTE
  4):
  Proceeds from shares sold...      29,281,447      45,632,237       15,086,790      25,628,223
  Net asset value of shares
    issued on reinvestment of
    distributions.............          32,324       1,681,724            4,566         185,945
  Cost of shares
    repurchased...............     (19,131,725)    (36,548,814)     (10,928,469)    (17,917,080)
                                  ------------    ------------     ------------    ------------
        Net increase in net
          assets resulting
          from Fund share
          transactions........      10,182,046      10,765,147        4,162,887       7,897,088
                                  ------------    ------------     ------------    ------------
TOTAL CHANGE IN NET ASSETS....      26,203,650      64,944,722        7,314,609      29,260,971
NET ASSETS:
  Beginning of period.........     186,238,120     121,293,398       96,240,918      66,979,947
                                  ------------    ------------     ------------    ------------
  End of period*..............    $212,441,770    $186,238,120     $103,555,527    $ 96,240,918
                                  ============    ============     ============    ============

* Including undistributed net
  investment income of:.......    $  2,104,923    $     31,554     $    149,746    $      4,137

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       FRONTIER CAPITAL               BUSINESS OPPORTUNITY
                                       APPRECIATION FUND                   VALUE FUND
                                -------------------------------  ------------------------------
                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                 JUNE 30, 2004    DECEMBER 31,    JUNE 30, 2004    DECEMBER 31,
                                  (UNAUDITED)         2003         (UNAUDITED)         2003
                                ----------------  -------------  ----------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM:
OPERATIONS:
  Net investment income
    (loss)....................    $   (449,777)   $   (587,499)    $    68,200     $   116,130
  Net realized gain (loss) on
    investments...............       8,354,315      (2,384,083)      1,407,061        (156,388)
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and other
    assets....................      (7,208,559)     45,530,211           4,133       4,116,436
                                  ------------    ------------     -----------     -----------
        Net increase in net
          assets resulting
          from operations.....         695,979      42,558,629       1,479,394       4,076,178
                                  ------------    ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income....................              --              --              --        (116,416)
                                  ------------    ------------     -----------     -----------
        Total distributions to
          shareholders........              --              --              --        (116,416)
                                  ------------    ------------     -----------     -----------
FUND SHARE TRANSACTIONS (NOTE
  4):
  Proceeds from shares sold...      36,490,420      51,688,833       4,529,320       5,474,433
  Net asset value of shares
    issued on reinvestment of
    distributions.............              --              --              --         116,416
  Cost of shares
    repurchased...............     (49,373,765)    (30,710,061)     (1,108,079)     (1,148,068)
                                  ------------    ------------     -----------     -----------
        Net increase
          (decrease) in net
          assets resulting
          from Fund share
          transactions........     (12,883,345)     20,978,772       3,421,241       4,442,781
                                  ------------    ------------     -----------     -----------
TOTAL CHANGE IN NET ASSETS....     (12,187,366)     63,537,401       4,900,635       8,402,543
NET ASSETS:
  Beginning of period.........     136,225,173      72,687,772      19,181,961      10,779,418
                                  ------------    ------------     -----------     -----------
  End of period*..............    $124,037,807    $136,225,173     $24,082,596     $19,181,961
                                  ============    ============     ===========     ===========

* Including undistributed net
  investment income
  (distributions in excess of
  net investment income)
  of:.........................    $   (449,777)   $         --     $    68,200     $        --

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                   BRANDES INTERNATIONAL EQUITY FUND
                           ---------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                            JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                              2004      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                           (UNAUDITED)      2003          2002          2001          2000          1999
                           -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....   $  14.56      $   9.97      $  12.37      $  14.95      $ 15.52       $ 10.84
                            --------      --------      --------      --------      -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............       0.15          0.12          0.14          0.18         0.18          0.10
  Net realized and
    unrealized gain
    (loss) on
    investments..........       1.05          4.60         (2.04)        (2.09)        0.57          5.09
                            --------      --------      --------      --------      -------       -------
        Total from
          investment
          operations.....       1.20          4.72         (1.90)        (1.91)        0.75          5.19
                            --------      --------      --------      --------      -------       -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............      (0.00)+       (0.13)        (0.14)        (0.17)       (0.18)        (0.09)
  From net realized
    capital gains........         --            --         (0.36)        (0.43)       (1.14)        (0.42)
  In excess of net
    realized capital
    gains................         --            --            --         (0.07)          --            --
                            --------      --------      --------      --------      -------       -------
        Total
         distributions...      (0.00)        (0.13)        (0.50)        (0.67)       (1.32)        (0.51)
                            --------      --------      --------      --------      -------       -------
NET ASSET VALUE, END OF
  PERIOD.................   $  15.76      $  14.56      $   9.97      $  12.37      $ 14.95       $ 15.52
                            ========      ========      ========      ========      =======       =======
TOTAL RETURN.............       8.26%*       47.43%       (15.30)%      (12.77)%       4.88%        47.86%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's).......   $212,442      $186,238      $121,293      $122,906      $96,292       $48,508
  Net expenses to average
    daily net assets.....       0.93%**       0.97%         0.97%         1.01%        1.05%         1.24%
  Net investment income
    to average daily net
    assets...............       2.14%**       1.15%         1.34%         1.56%        1.59%         1.31%
  Portfolio turnover
    rate.................         15%*          26%           23%           20%          18%           19%
  Without the
    reimbursement of
    expenses by the
    adviser, the ratios
    of net expenses and
    net investment income
    to average net assets
    would have been:
  Expenses...............        N/A           N/A           N/A          1.02%        1.19%         1.93%
  Net investment
    income...............        N/A           N/A           N/A          1.55%        1.45%         0.61%

*    Not annualized.
**   Annualized for periods less than one year.
+    Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       TURNER CORE GROWTH FUND
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                           JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                             2004      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          (UNAUDITED)      2003          2002          2001          2000          1999
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $  13.19      $  9.82       $ 13.40       $ 17.56       $ 22.93       $ 17.84
                                           --------      -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       0.02         0.03          0.03          0.02          0.01          0.02
  Net realized and unrealized gain
    (loss) on investments...............       0.38         3.37         (3.58)        (4.16)        (2.48)         6.92
                                           --------      -------       -------       -------       -------       -------
        Total from investment
          operations....................       0.40         3.40         (3.55)        (4.14)        (2.47)         6.94
                                           --------      -------       -------       -------       -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............      (0.00)+      (0.03)        (0.03)        (0.02)        (0.01)        (0.02)
  From net realized capital gains.......         --           --            --            --         (2.89)        (1.83)
                                           --------      -------       -------       -------       -------       -------
        Total distributions.............      (0.00)       (0.03)        (0.03)        (0.02)        (2.90)        (1.85)
                                           --------      -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD..........   $  13.59      $ 13.19       $  9.82       $ 13.40       $ 17.56       $ 22.93
                                           ========      =======       =======       =======       =======       =======
TOTAL RETURN............................       3.04%*      34.58%       (26.52)%      (23.60)%      (11.15)%       40.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).....   $103,556      $96,241       $66,980       $60,322       $42,686       $52,926
  Net expenses to average daily net
    assets..............................       0.67%**      0.70%         0.70%         0.70%         0.70%         0.70%
  Net investment income to average daily
    net assets..........................       0.30%**      0.25%         0.29%         0.12%         0.05%         0.19%
  Portfolio turnover rate...............         80%*        168%          279%          337%          421%          286%
  Without the reimbursement of expenses
    by the adviser, the ratios of net
    expenses and net investment income
    (loss) to average net assets would
    have been:
  Expenses..............................        N/A         0.72%         0.75%         0.90%         0.91%         1.40%
  Net investment income (loss)..........        N/A         0.23%         0.24%        (0.08)%       (0.16)%       (0.51)%

*    Not annualized.
**   Annualized for periods less than one year.
+    Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  FRONTIER CAPITAL APPRECIATION FUND
                           ---------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                            JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                              2004      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                           (UNAUDITED)      2003          2002          2001          2000          1999
                           -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....   $  19.72      $  12.65      $ 16.93       $ 17.25       $ 21.12       $ 15.09
                            --------      --------      -------       -------       -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss....      (0.07)        (0.09)       (0.10)        (0.07)           --         (0.09)
  Net realized and
    unrealized gain
    (loss) on
    investments..........       0.56          7.16        (4.18)        (0.10)         1.72          6.74
                            --------      --------      -------       -------       -------       -------
        Total from
          investment
          operations.....       0.49          7.07        (4.28)        (0.17)         1.72          6.65
                            --------      --------      -------       -------       -------       -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net realized
    capital gains........         --            --           --            --         (5.59)        (0.62)
  In excess of net
    realized capital
    gains................         --            --           --         (0.15)           --            --
                            --------      --------      -------       -------       -------       -------
        Total
         distributions...         --            --           --         (0.15)        (5.59)        (0.62)
                            --------      --------      -------       -------       -------       -------
NET ASSET VALUE, END OF
  PERIOD.................   $  20.21      $  19.72      $ 12.65       $ 16.93       $ 17.25       $ 21.12
                            ========      ========      =======       =======       =======       =======
TOTAL RETURN.............       2.48%*       55.89%      (25.28)%       (1.00)%        7.66%        44.17%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's).......   $124,038      $136,225      $72,688       $85,210       $68,209       $47,919
  Net expenses to average
    daily net assets.....       1.10%**       1.11%        1.13%         1.15%         1.15%         1.15%
  Net investment loss to
    average
    daily net assets.....      (0.64)%**      (0.63)%     (0.70)%       (0.48)%       (0.23)%       (0.57)%
  Portfolio turnover
    rate.................         27%*          39%          33%           30%          103%           75%
  Without the
    reimbursement of
    expenses by the
    adviser, the ratios
    of net expenses and
    net investment loss
    to average net assets
    would have been:
  Expenses...............        N/A           N/A          N/A           N/A          1.23%         1.47%
  Net investment loss....        N/A           N/A          N/A           N/A         (0.31)%       (0.90)%

*    Not annualized.
**   Annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         BUSINESS OPPORTUNITY VALUE FUND
                                                    -----------------------------------------
                                                     SIX MONTHS
                                                        ENDED       YEAR ENDED   PERIOD ENDED
                                                    JUNE 30, 2004  DECEMBER 31,  DECEMBER 31,
                                                     (UNAUDITED)       2003        2002(A)
                                                    -------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 10.09       $  7.83       $ 10.00
                                                       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................        0.03          0.06          0.05
  Net realized and unrealized gain (loss) on
    investments...................................        0.73          2.26         (2.17)
                                                       -------       -------       -------
        Total from investment operations..........        0.76          2.32         (2.12)
                                                       -------       -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......................          --         (0.06)        (0.05)
                                                       -------       -------       -------
        Total distributions.......................          --         (0.06)        (0.05)
                                                       -------       -------       -------
NET ASSET VALUE, END OF PERIOD....................     $ 10.85       $ 10.09       $  7.83
                                                       =======       =======       =======
TOTAL RETURN......................................        7.53%*       29.65%       (21.20)%*
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)...............     $24,083       $19,182       $10,779
  Net expenses to average daily net assets........        0.90%**       0.90%         0.90%**
  Net investment income to average daily net
    assets........................................        0.62%**       0.81%         0.71%**
  Portfolio turnover rate.........................          43%*          67%           75%*
  Without the reimbursement of expenses by the
    adviser, the ratios of net expenses and net
    investment income (loss) to average net assets
    would have been:
  Expenses........................................        1.36%**       1.53%         1.90%**
  Net investment income (loss)....................        0.16%**       0.18%        (0.29)%**

(a)  Fund commenced operations on February 1, 2002.
*    Not annualized.
**   Annualized.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2004, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (singularly the "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers its shares to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Group and issued by certain life insurance companies affiliated with M Financial Group. Shares of the Company may also be sold to qualified pension and retirement plans. In addition, at June 30, 2004, shares of the Company were offered to separate accounts funding variable annuity and variable life contracts issued by John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Company of Arizona, ING--Security Life of Denver, Lincoln National Life Insurance Co. and New York Life Insurance Co.

Brandes International Equity Fund's investment objective is long-term capital appreciation by investing principally in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. Turner Core Growth Fund seeks long-term capital appreciation through a diversified portfolio of common stocks of mainly U.S. companies that show strong earning potential with reasonable market prices. Frontier Capital Appreciation Fund seeks maximum capital appreciation through investment in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500. Business Opportunity Value Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. issuers in the large-to-medium capitalization segment of the U.S. stock market.

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

FOREIGN CURRENCY

Brandes International Equity Fund may invest in non-U.S. dollar denominated assets. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions.

At June 30, 2004, Brandes International Equity Fund held no foreign currency contracts.

FORWARD FOREIGN CURRENCY CONTRACTS

Brandes International Equity Fund may enter into forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2004, Brandes International Equity Fund held no forward foreign currency contracts.

FUTURES CONTRACTS

The Brandes International Equity Fund may invest in futures. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. The Brandes International Equity Fund may enter into futures transactions only as a hedge against the risk of unexpected changes in the value of securities held or intended to be held by the Fund. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation. The use of futures contracts involves the risk of imperfect correlation in movement in the price of the futures contracts compared to the underlying hedged assets. The loss from investing in futures that are unhedged or uncovered, is potentially unlimited. The Funds enter into futures contracts only on exchanges or boards of trade where the exchange or board of trade acts as the counter party to the transaction. Thus, credit risk on such transactions is limited to the failure of the exchange or board of trade.

Upon entering into a futures contract, the Fund is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

During the six months ended June 30, 2004, Brandes International Equity Fund engaged in no futures trading activity.

OPTIONS CONTRACTS

The Brandes International Equity Fund may purchase or write options.

A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. The liability related to such options is also eliminated when this occurs. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Fund could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

During the six months ended June 30, 2004, Brandes International Equity Fund did not trade options contracts.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between funds by the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

SECURITY LENDING

The Funds may lend their securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

At June 30, 2004, the value of the securities on loan and the value of the related collateral were as follows:

                                           MARKET VALUE OF
                                          LOANED SECURITIES  COLLATERAL VALUE
                                          -----------------  ----------------
Brandes International Equity Fund.......     $20,558,968       $21,937,640
Turner Core Growth Fund.................      14,344,854        14,963,520
Frontier Capital Appreciation Fund......      18,775,196        19,916,101

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary. The Frontier Capital Appreciation Fund elected to defer to its fiscal year ending December 31, 2004, $18,454 of losses recognized during the period November 1, 2003 to December 31, 2003.

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"). The Advisory Agreement provides for the Funds to pay the Adviser a quarterly fee at an annual rate of the value of each Fund's average daily net assets as follows:

FUND                                                               TOTAL ADVISORY FEES
----                                                --------------------------------------------------
Brandes International Equity Fund.................  1.10% of the first $10 million
                                                    0.95% of the next $10 million
                                                    0.75% of the next $30 million
                                                    0.65% on amounts above $50 million
Turner Core Growth Fund...........................  0.45%
Frontier Capital Appreciation Fund................  0.90%
Business Opportunity Value Fund...................  0.65% of the first $50 million
                                                    0.60% of the next $50 million
                                                    0.55% of the next $100 million
                                                    0.50% on amounts above $200 million

For the period from May 1, 2004 to April 30, 2005, the Adviser has contractually agreed to reimburse each fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a fund's annualized average daily net assets.

Prior to May 1, 2004, the Adviser had voluntarily agreed to pay expenses of the Company (but not including the advisory fee, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each fund, exceeded 0.25% of the estimated average daily net assets of the Fund on an annual basis.

The Adviser has engaged Brandes Investment Partners, LLC, Turner Investment Partners, Inc., Frontier Capital Management Company, LLC and Iridian Asset Management, LLC to act as sub-advisers to provide day to day portfolio management for the Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund, respectively. As compensation

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

for their services, each Sub-Adviser receives a fee (paid by the Adviser) based on the average daily net assets of the applicable Fund at the following annual rates:

FUND                                                             TOTAL SUB-ADVISORY FEES
----                                                --------------------------------------------------
Brandes International Equity Fund.................  0.95% on the first $10 million
                                                    0.80% on the next $10 million
                                                    0.60% on the next $30 million
                                                    0.50% on the amounts above $50 million
Turner Core Growth Fund...........................  0.30%
Frontier Capital Appreciation Fund................  0.75%
Business Opportunity Value Fund...................  0.50% on the first $50 million
                                                    0.45% on the next $50 million
                                                    0.40% on the next $100 million
                                                    0.35% on the amounts above $200 million

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for these services.

No officer, director or employee of the Adviser, or sub-advisers receives any compensation from the Company for serving as a director or officer of the Company. The Company paid each Director who is not an officer or employee of the Adviser and their affiliates, $10,000 per annum plus $500 per meeting attended and reimbursed each such Director for travel and out-of-pocket expenses.

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were as follows:

                                                  NON-U.S.
                                           GOVERNMENT SECURITIES
                                          ------------------------
                                           PURCHASES      SALES
                                          -----------  -----------
Brandes International Equity Fund.......  $38,346,848  $29,296,941
Turner Core Growth Fund.................   83,430,863   78,517,707
Frontier Capital Appreciation Fund......   34,748,845   39,235,522
Business Opportunity Value Fund.........   12,315,143    9,195,120

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. TAX BASIS UNREALIZED APPRECIATION / (DEPRECIATION)

At June 30, 2004, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

                                  FEDERAL      TAX BASIS       TAX BASIS      TAX BASIS
                                 INCOME TAX    UNREALIZED     UNREALIZED      UNREALIZED
                                    COST      APPRECIATION   DEPRECIATION    APPRECIATION
                                ------------  ------------  ---------------  ------------
Brandes International Equity
  Fund........................  $210,728,593  $20,658,919   $          --    $20,658,919
Turner Core Growth Fund.......   108,193,822    9,350,746              --      9,350,746
Frontier Capital Appreciation
  Fund........................   116,346,794   25,689,735              --     25,689,735
Business Opportunity Value
  Fund........................    19,940,140    3,055,698              --      3,055,698

5. COMMON STOCK

The Fund is authorized to issue and has classified 400,000,000 shares of common stock with a $0.001 par value. At June 30, 2004, authorized shares were allocated to each Portfolio as follows:

PORTFOLIO                                           AUTHORIZED SHARES
---------                                           -----------------
Brandes International Equity Fund.................      100,000,000
Turner Core Growth Fund...........................      100,000,000
Frontier Capital Appreciation Fund................      100,000,000
Business OpportunityValue Fund....................      100,000,000

Changes in the capital shares outstanding were as follows:

                                      BRANDES INTERNATIONAL                   TURNER CORE
                                           EQUITY FUND                        GROWTH FUND
                                ---------------------------------  ---------------------------------
                                   SIX MONTHS                         SIX MONTHS
                                     ENDED          YEAR ENDED          ENDED          YEAR ENDED
                                 JUNE 30, 2004     DECEMBER 31,     JUNE 30, 2004     DECEMBER 31,
                                  (UNAUDITED)          2003          (UNAUDITED)          2003
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................       1,926,288         3,893,428        1,128,081         2,178,711
Shares repurchased............      (1,240,746)       (3,386,661)        (808,899)       (1,716,352)
Distributions reinvested......           2,083           119,035              337            14,173
                                 -------------     -------------    -------------     -------------
Net increase..................         687,625           625,802          319,519           476,532
Fund Shares:
  Beginning of period.........      12,787,928        12,162,126        7,298,322         6,821,790
                                 -------------     -------------    -------------     -------------
  End of period...............      13,475,553        12,787,928        7,617,841         7,298,322
                                 =============     =============    =============     =============

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. COMMON STOCK (CONTINUED)

                                        FRONTIER CAPITAL                 BUSINESS OPPORTUNITY
                                        APPRECIATION FUND                     VALUE FUND
                                ---------------------------------  ---------------------------------
                                   SIX MONTHS                         SIX MONTHS
                                     ENDED          YEAR ENDED          ENDED          YEAR ENDED
                                 JUNE 30, 2004     DECEMBER 31,     JUNE 30, 2004     DECEMBER 31,
                                  (UNAUDITED)          2003          (UNAUDITED)          2003
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................       1,828,046         3,300,208          420,530          642,541
Shares repurchased............      (2,600,008)       (2,135,274)        (103,725)        (129,342)
Distributions reinvested......              --                --               --           11,572
                                 -------------     -------------    -------------     ------------
Net increase..................        (771,962)        1,164,934          316,805          524,771
Fund Shares:
  Beginning of period.........       6,909,109         5,744,175        1,902,001        1,377,230
                                 -------------     -------------    -------------     ------------
  End of period...............       6,137,147         6,909,109        2,218,806        1,902,001
                                 =============     =============    =============     ============

6. FINANCIAL INSTRUMENTS

Brandes International Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

7. CONCENTRATION

At June 30, 2004, a substantial portion of the Brandes International Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

8. BENEFICIAL INTEREST

At June 30, 2004 the ownership of each fund was as follows:

                                                   PERCENTAGE OF OWNERSHIP
                                --------------------------------------------------------------
                                                                  JOHN HANCOCK      PACIFIC
                                   M FINANCIAL        M LIFE      VARIABLE LIFE      LIFE
                                 HOLDINGS, INC.    INSURANCE CO.  INSURANCE CO.  INSURANCE CO.
                                -----------------  -------------  -------------  -------------
Brandes International Equity
  Fund........................             --             2.1%          53.0%          38.5%
Turner Core Growth Fund.......             --             2.0%          40.4%          30.4%
Frontier Capital Appreciation
  Fund........................             --             2.1%          54.0%          39.1%
Business OpportunityValue
  Fund........................           31.9%           21.3%          16.6%          24.4%

                                                   PERCENTAGE OF OWNERSHIP
                                --------------------------------------------------------------
                                   PRUCO LIFE      ING--SECURITY     LINCOLN
                                INSURANCE COMPANY     LIFE OF     NATIONAL LIFE  NEW YORK LIFE
                                   OF ARIZONA         DENVER      INSURANCE CO.  INSURANCE CO.
                                -----------------  -------------  -------------  -------------
Brandes International Equity
  Fund........................            1.0%           5.1%            0.2%           0.1%
Turner Core Growth Fund.......           24.8%           1.8%            0.3%           0.3%
Frontier Capital Appreciation
  Fund........................             --            4.6%            0.2%            --*
Business OpportunityValue
  Fund........................             --            5.8%             --*            --

-------------------

  *  Rounds to less than 0.1%.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

SUPPLEMENTAL INFORMATION

A description of the Fund's proxy voting policies and procedures and the Fund's proxy voting record for the most recent twelve-month period ending June 30, 2004 are available (1) without charge, upon request, by calling the Company toll-free at 1-800-656-6960; and (2) on the SEC's website at http://www.sec.gov.

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ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

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    (b) Certifications for the Registrant's Principal Executive Officer and
    Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             M Fund, Inc.
          ----------------------------------------------------------------------
                 By:  /S/ Daniel F. Byrne
                     -----------------------------------------------------------
                          Daniel F. Byrne, President/Principal Executive Officer

Date  8/20/04
     ----------------------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                 By:  /S/ Daniel F. Byrne
                     -----------------------------------------------------------
                          Daniel F. Byrne, President/Principal Executive Officer

Date  8/20/04
     -----------------------

                 By:  /S/ David W. Schutt
                     -----------------------------------------------------------
                          David W. Schutt, Treasurer/Principal Financial and Accounting Officer

Date  8/20/04
     -----------------------